Initial Public Offering (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Initial Public Offering [Line Items]
Number of shares in a unit	1
Price per warrant (in Dollars per share) | $ / shares	$ 1
Expiry term	30 days
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Warrant to purchase shares	11.5
Price per warrant (in Dollars per share) | $ / shares	$ 11.5
IPO [Member]
Initial Public Offering [Line Items]
Number of units	23,000,000
Price per unit (in Dollars per share) | $ / shares	$ 10
IPO [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Warrant to purchase shares	1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units	3,000,000